[BROWN BROTHERS HARRIMAN LOGO]


ANNUAL REPORT
JUNE 30, 2002


BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002

    PRINCIPAL                                                            MATURITY         INTEREST
     AMOUNT                                                                DATE             RATE           VALUE
     ------                                                                ----             ----           -----
                  MUNICIPAL BONDS (101.4%)
                  EDUCATION (4.4%)
    $1,935,000    Alabama State Public School & College Authority         11/01/05          5.250%     $  2,100,617
     1,460,000    University of Missouri Revenue                          11/01/03          5.500         1,534,168
                                                                                                       ------------
                  TOTAL EDUCATION                                                                         3,634,785
                                                                                                       ------------
                  ESCROWED TO MATURITY (a) (3.9%)
       500,000    Chicago, Illinois                                       01/01/03          6.500           512,665
     1,000,000    Honolulu, Hawaii, City & County                         11/01/03          5.250         1,047,960
     1,570,000    Mashantucket Western Pequot Tribe, Connecticut,
                  Revenue                                                 09/01/03          6.250         1,654,796
                                                                                                       ------------
                  TOTAL ESCROWED TO MATURITY                                                              3,215,421
                                                                                                       ------------
                  GENERAL OBLIGATIONS (43.9%)
     1,000,000    Arlington, Texas                                        08/15/05          5.200         1,078,060
     1,515,000    Birmingham, Alabama                                     07/01/05          5.000         1,621,368
     1,895,000    Carrollton, Texas, Independent School District          02/15/04          5.500         2,000,210
     1,000,000    Connecticut State                                       06/15/05          5.000         1,071,400
     2,000,000    Dade County, Florida, School District                   08/01/03          6.500         2,103,500
     1,000,000    Delaware County, Pennsylvania                           10/01/05          5.300         1,085,260
       250,000    Denver, Colorado, City & County                         08/01/04          5.250           266,575
       100,000    District of Columbia*                                   07/01/02          2.000           100,000
       655,000    Du Page County, Illinois, Forest Preserve District      11/01/05          6.000           726,035
       500,000    Frisco, Texas, Independent School District              08/15/03          7.000           529,600
     1,000,000    Georgia State                                           02/01/05          5.000         1,062,780
     1,000,000    Harris County, Texas                                    10/01/05          5.000         1,074,960
     1,750,000    Hawaii State                                            02/01/07          5.250         1,903,335
     1,400,000    Howard County, Maryland                                 02/15/04          4.250         1,453,816
     1,000,000    Illinois State                                          04/01/04          5.500         1,059,610
     1,000,000    Illinois State                                          06/01/05          5.500         1,082,030
     1,000,000    Milwaukee, Wisconsin                                    09/01/06          5.000         1,081,690
     1,000,000    Minneapolis, Minnesota                                  12/01/05          5.000         1,080,970
     1,000,000    Mississippi State                                       12/01/05          5.000         1,078,990
     1,000,000    Newport News, Virginia                                  07/01/04          5.000         1,058,560
     1,000,000    North Carolina State                                    09/01/05          5.000         1,075,910

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

    PRINCIPAL                                                            MATURITY         INTEREST
     AMOUNT                                                                DATE             RATE           VALUE
     ------                                                                ----             ----           -----
                  MUNICIPAL BONDS (continued)
                  GENERAL OBLIGATIONS (continued)
    $1,200,000    Pennsylvania State                                      04/15/04          6.000%     $  1,255,416
     1,135,000    Salt Lake City, Utah                                    06/15/05          5.000         1,215,392
     2,000,000    San Antonio, Texas                                      02/01/05          4.000         2,072,100
     1,000,000    Shelby County, Tennessee                                04/01/06          5.000         1,076,440
     2,500,000    Texas State                                             10/01/06          5.000         2,708,775
     1,900,000    Tulsa County, Oklahoma, Independent
                  School District                                         06/01/05          5.750         2,070,848
     2,000,000    Wisconsin State                                         05/01/04          6.000         2,142,120
                                                                                                       ------------
                  TOTAL GENERAL OBLIGATIONS                                                              36,135,750
                                                                                                       ------------
                  HEALTH CARE (0.5%)
       400,000    Kansas City, Missouri, Hospital Revenue*                07/01/02          2.000           400,000
                                                                                                       ------------
                  TOTAL HEALTH CARE                                                                         400,000
                                                                                                       ------------
                  INDUSTRIAL (5.3%)
       200,000    Forsyth, Montana, Pollution Control Revenue*            07/01/02          2.000           200,000
       200,000    Kemmerer, Wyoming, Pollution Control Revenue*           07/01/02          1.700           200,000
       600,000    Lincoln County, Wyoming, Polloution Control
                  Revenue*                                                07/01/02          1.700           600,000
       200,000    Lincoln County, Wyoming, Polloution Control
                  Revenue*                                                07/01/02          1.700           200,000
     1,020,000    Missouri State Pollution Control Revenue                01/01/06          6.000         1,128,345
       300,000    Monroe County, Georgia, Pollution Control
                  Revenue*                                                07/01/02          2.000           300,000
     1,200,000    New York State, Pollution Control Revenue*              07/01/02          2.000         1,200,000
       500,000    Putnam County, Georgia, Pollution Control
                  Revenue*                                                07/01/02          2.000           500,000
                                                                                                       ------------
                  TOTAL INDUSTRIAL                                                                        4,328,345
                                                                                                       ------------
                  MISCELLANEOUS (10.9%)
     1,000,000    Alaska State Housing Finance Corp.                      12/01/05          5.000         1,075,930
     1,000,000    Greater Detroit, Michigan                               12/13/04          5.500         1,077,970
     1,000,000    Kentucky State Property & Building Commission           02/01/06          5.250         1,079,690
     1,450,000    Maine Governmental Facilities Authority                 10/01/05          5.500         1,581,674
     3,000,000    Michigan State Building Authority                       10/15/04          5.000         3,198,000
       940,000    Virginia State Public Building Authority                08/01/04          5.000           998,130
                                                                                                       ------------
                  TOTAL MISCELLANEOUS                                                                     9,011,394
                                                                                                       ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

    PRINCIPAL                                                            MATURITY         INTEREST
     AMOUNT                                                                DATE             RATE           VALUE
     ------                                                                ----             ----           -----
                  MUNICIPAL BONDS (CONTINUED)
                  PRE-REFUNDED (a) (12.8%)
    $1,000,000    Burke County, Georgia, Development Authority,
                  Pollution Control Revenue                               01/01/03          7.700%     $  1,061,010
       275,000    Cache County, Utah, School District                     06/15/03          5.900           289,193
     1,000,000    Charlotte, North Carolina                               02/01/04          5.800         1,079,090
     1,500,000    Connecticut State                                       08/15/04          5.900         1,637,745
     1,270,000    District of Columbia                                    06/01/04          5.800         1,384,351
       365,000    Harrisburg, Pennsylvania, City & County                 09/01/03          5.875           389,798
         7,000    Indiana Transportation Finance Authority                11/01/02          6.250             7,253
       500,000    Mesa, Arizona                                           07/01/03          5.700           528,170
     1,000,000    Minnesota State                                         10/01/04          6.000         1,087,860
     1,400,000    Phoenix, Arizona, Civic Improvement
                  Waste & Water                                           07/01/03          6.125         1,491,700
       500,000    Tennessee State                                         03/01/04          5.300           534,200
     1,000,000    West Palm Beach, Florida, Utilities System
                  Revenue                                                 10/01/04          5.750         1,091,930
                                                                                                       ------------
                  TOTAL PRE-REFUNDED                                                                     10,582,300
                                                                                                       ------------
                  SALES TAX (1.3%)
     1,000,000    Jacksonville, Florida, Sales Tax Revenue                10/01/05          5.000         1,076,590
                                                                                                       ------------
                  TOTAL SALES TAX                                                                         1,076,590
                                                                                                       ------------
                  TRANSPORTATION (7.2%)
     1,000,000    Illinois State Toll Highway Authority                   01/01/04          5.000         1,042,990
     1,000,000    Massachusetts Bay Transportation Authority              03/01/05          5.300         1,071,520
     1,000,000    New Jersey State Transportation Revenue                 12/15/06          5.000         1,088,720
     1,040,000    New Mexico Finance Authority, Highway Revenue           09/01/06          5.000         1,126,663
     1,500,000    New Mexico State Highway Commision Revenue              06/15/06          5.000         1,617,255
                                                                                                       ------------
                  TOTAL TRANSPORTATION                                                                    5,947,148
                                                                                                       ------------
                  UTILITIES (2.6%)
     2,000,000    Salt River Project, Arizona                             01/01/05          5.000         2,121,340
                                                                                                       ------------
                  TOTAL UTILITIES                                                                         2,121,340
                                                                                                       ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

    PRINCIPAL                                                            MATURITY         INTEREST
     AMOUNT                                                                DATE             RATE           VALUE
     ------                                                                ----             ----           -----
                  MUNICIPAL BONDS (CONTINUED)
                  WATER/SEWER (8.6%)
    $2,500,000    Dallas, Texas, Waterworks & Sewer System
                  Revenue                                                 10/01/06          5.000%     $  2,708,775
     1,000,000    Dearborn, Michigan, Sewer Disposal System               04/01/03          6.500         1,037,300
     1,500,000    De Kalb County, Georgia, Water & Sewer
                  Revenue                                                 10/01/05          6.250         1,671,660
     1,500,000    Michigan Muncipal Bond Authority, Clean
                  Water Revenue                                           10/01/05          5.500         1,636,965
                                                                                                       ------------
                  TOTAL WATER/SEWER                                                                       7,054,700
                                                                                                       ------------
TOTAL INVESTMENTS, (IDENTIFIED COST $81,352,253) (b)                                        101.4%      $83,507,773
LIABILITIES LESS CASH AND OTHER ASSETS                                                       (1.4)       (1,143,133)
                                                                                            -----       -----------
NET ASSETS                                                                                  100.0%      $82,364,640
                                                                                            =====       ===========

(a) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity date represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

(b) The aggregate cost for federal income tax purposes is $81,352,253. The aggregate gross unrealized appreciation is $2,155,520, and the aggregate gross unrealized depreciation is $0, resulting in net unrealized appreciation of $2,155,520.

* Variable rate Instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the June 30, 2002 coupon rate.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002

ASSETS:
   Investments in securities, at value (identified cost $81,352,253)          $83,507,773
   Cash                                                                            24,952
   Interest receivable                                                          1,203,236
   Receivable for fund shares sold                                                 63,208
   Prepaid expenses                                                                 2,391
                                                                              -----------
       TOTAL ASSETS                                                            84,801,560
                                                                              -----------

LIABILITIES:
   Payables for:
     Investments purchased                                                      2,171,356
     Fund shares redeemed                                                         104,764
     Dividends and distributions declared                                          73,610
     Professional fees                                                             26,885
     Investment advisory fees                                                      16,750
     Shareholder servicing/eligible institution fees                               16,750
     Custody fees                                                                  10,666
     Administrative fees                                                           10,050
     Board of Trustees' fees                                                        2,075
     Accrued expenses and other liabilities                                         4,014
                                                                              -----------
       TOTAL LIABILITIES                                                        2,436,920
                                                                              -----------

NET ASSETS                                                                    $82,364,640
                                                                              ===========

Net Assets Consist of:
   Paid-in capital                                                            $79,888,437
   Undistributed net investment income                                             15,051
   Accumulated net realized gain on investments                                   305,632
   Net unrealized appreciation on investments                                   2,155,520
                                                                              -----------
Net Assets                                                                    $82,364,640
                                                                              ===========

NET ASSET VALUE AND OFFERING PRICE PER SHARE
   ($82,364,640 DIVIDED BY 7,679,177)                                              $10.73
                                                                                   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2002

NET INVESTMENT INCOME:
   INCOME:
     Interest and amortization income                                         $ 2,839,410
                                                                              -----------
   EXPENSES:
     Investment advisory fees                                                     188,614
     Shareholder servicing/eligible institution fees                              188,614
     Administrative fees                                                          113,169
     Custody fees                                                                  59,288
     Professional fees                                                             30,195
     Board of Trustees' fees                                                        8,675
     Miscellaneous expenses                                                        45,487
                                                                              -----------
       TOTAL EXPENSES                                                             634,042
       Expense offset arrangement                                                  (4,171)
                                                                              -----------
       NET EXPENSES                                                               629,871
                                                                              -----------
       NET INVESTMENT INCOME                                                    2,209,539
                                                                              -----------

NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                                               439,730
   Net change in unrealized appreciation on investments                           877,474
                                                                              -----------
       NET REALIZED AND UNREALIZED GAIN                                         1,317,204
                                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $ 3,526,743
                                                                              ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE YEARS ENDED JUNE 30,
                                                               ----------------------------
                                                                   2002            2001
                                                               ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
     Net investment income                                     $  2,209,539    $  2,427,487
     Net realized gain on investments                               439,730          97,120
     Net change in unrealized appreciation on investments           877,474       1,946,597
                                                               ------------    ------------
       Net increase in net assets resulting from operations       3,526,743       4,471,204
                                                               ------------    ------------
   Dividends and distributions declared:
     From net investment income                                  (2,209,539)     (2,427,487)
     In excess of net investment income                             (10,875)         (3,948)
     From net realized gain                                        (121,982)             --
                                                               ------------    ------------
       Total dividends and distributions declared                (2,342,396)     (2,431,435)
                                                               ------------    ------------
   Fund share transactions:
     Net proceeds from sale of fund shares                       57,199,590      38,405,136
     Net asset value of fund shares issued to shareholders
       in reinvestment of distributions                             893,480         828,073
     Net cost of fund shares repurchased                        (41,504,749)    (55,062,328)
                                                               ------------    ------------
       Net increase (decrease) in net assets resulting from
         fund share transactions                                 16,588,321     (15,829,119)
                                                               ------------    ------------
         Total increase (decrease) in net assets                 17,772,668     (13,789,350)

   NET ASSETS:
     Beginning of year                                           64,591,972      78,381,322
                                                               ------------    ------------
     END OF YEAR (Including undistributed net investment
       income of $15,051, and distributions in excess of net
       investment income of $9,726, respectively.)             $ 82,364,640    $ 64,591,972
                                                               ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year

                                                              FOR THE YEARS ENDED JUNE 30,
                                              ------------------------------------------------------------
                                                2002         2001         2000         1999         1998
                                              --------     --------     --------     --------     --------
Net asset value, beginning of year            $  10.53     $  10.24     $  10.30     $  10.40     $  10.33
Income from investment operations:
   Net investment income                          0.31         0.35         0.34         0.35         0.36
   Net realized and unrealized
     gain (loss) on investments                   0.22         0.29        (0.06)       (0.10)        0.07
Less dividends and distributions:
   From net investment income                    (0.31)       (0.35)       (0.34)       (0.35)       (0.36)
   From net realized gains                       (0.02)          --           --           --           --
                                              --------     --------     --------     --------     --------
Net asset value, end of year                  $  10.73     $  10.53     $  10.24     $  10.30     $  10.40
                                              ========     ========     ========     ========     ========
Total return                                      5.14%        6.37%        2.88%        2.44%        4.25%
Ratios/ Supplemental Data:
   Net assets, end of year (000's omitted)    $ 82,365     $ 64,592     $ 78,381     $ 75,719     $ 80,160
   Ratio of expenses to average net assets:
     Net expenses paid by Fund                    0.83%        0.77%        0.85%        0.82%        0.78%
     Expense offset arrangement                   0.01%        0.06%        0.03%        0.01%        0.02%
                                              --------     --------     --------     --------     --------
     Total expenses                               0.84%        0.83%        0.88%        0.83%        0.80%
   Ratio of net investment income to
     average net assets                           2.90%        3.36%        3.29%        3.37%        3.49%
   Portfolio turnover rate                          94%          45%          22%          44%          20%

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. The BBH Tax Free Short/Intermediate Fixed Income Fund, formerly The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund, (the "Fund") is a separate, diversified series of BBH Trust, formerly The 59 Wall Street Trust, (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on July 23, 1992. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At June 30, 2002, there were four series of the Trust.

     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS. Bonds and other fixed income securities (other than short-term obligations, but including listed issues) are valued on the basis of valuations furnished by pricing services, use of which has been approved by the Board of Trustees. In making such valuations, the pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

          Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value.

     B. ACCOUNTING FOR INVESTMENTS. Investment transactions are accounted for on the trade date. Realized gain and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund.

     C. FEDERAL INCOME TAXES. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its net income to its shareholders. Accordingly, no federal income tax provision is required.

     D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared daily and paid monthly. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date. Distributions paid by the Fund from net interest received on tax-exempt bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends.

     E. CHANGE IN ACCOUNTING PRINCIPLE. As required, effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discounts or premiums on debt securities using the interest method. Prior to July 1, 2001, the Fund amortized discount or premiums on debt securities using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $35,652 increase in the cost of securities and a corresponding $35,652 decrease in net realized appreciation, and a $35,652 increase in accumulated net investment income based on securities held on June 30, 2001.

2.   TRANSACTIONS WITH AFFILIATES.

     INVESTMENT ADVISORY FEES. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the year ended June 30, 2002, the Fund incurred $188,614 for advisory services.

     ADMINISTRATIVE FEES. The Trust has an administration agreement with BBH for which it pays BBH a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBH has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBH. For the year ended June 30, 2002, the Fund incurred $113,169 for administrative services.

     SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Trust has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the average daily net assets of the Fund. For the year ended June 30, 2002, the Fund incurred $188,614 for shareholder servicing/eligible institution services.

     BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2002, the Fund incurred $8,675 for Trustees' fees.

     CUSTODY FEES. The Fund has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended June 30, 2002, the Fund incurred $59,288 for custody services. These fees were reduced $4,171 as a result of an expense offset arrangement with the Fund's custodian.

3. INVESTMENT TRANSACTIONS. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. The aggregate holdings by state ranged from 0.0% to 14.6% of investments. At June 30, 2002, the five largest holdings by state were Texas 14.6%; Michigan 8.3%; Georgia 5.5%; Illinois 5.3% and Connecticut 5.2%. For the year ended June 30, 2002, the cost of purchases and the proceeds from sales of investment securities other than short-term investments were $87,693,017 and $70,674,378, respectively.

4.   SHARES TRANSACTIONS. Transactions in fund shares were as follows:

                                         FOR THE        FOR THE
                                       YEAR ENDED      YEAR ENDED
                                      JUNE 30, 2002   JUNE 30, 2001
                                      -------------   -------------
Fund shares sold                        5,371,131       3,683,469
Fund shares issued in connection
    with reinvestment of dividends         84,073          79,583
Fund shares repurchased                (3,907,446)     (5,288,766)
                                      -----------     -----------
Net increase (decrease)                 1,547,758      (1,525,714)
                                      ===========     ===========

INDEPENDENT AUDITORS' REPORT

Trustees and Shareholders
BBH Tax Free Short/Intermediate Fixed Income Fund (a series of BBH Trust):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Tax Free Short/Intermediate Fixed Income Fund, formerly The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund (a series of BBH Trust, formerly The 59 Wall Street Trust) (the"Fund") as of June 30, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended June 30, 2002 and 2001, and the financial highlights for each of the years in the five-year period ended June 30, 2002. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed additional auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of BBH Tax Free Short/Intermediate Fixed Income Fund at June 30, 2002, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 16, 2002

TRUSTEES AND OFFICERS OF BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND (unaudited)

Information about the Fund's Trustees appears below. Part B to the Registration Statement of BBH Tax Free Short/Intermediate Fixed Income Fund includes additional information about the Fund's Trustees and is available upon request without charge through your financial advisor.

                                        TERM OF                                                  NUMBER OF
                                        OFFICE*                                                  PORTFOLIOS
                      POSITION(S)       AND                                                      IN FUND         OTHER
NAME,                 HELD WITH         LENGTH                                                   COMPLEX         DIRECTORSHIPS
ADDRESS,              CORPORATION/      OF TIME           PRINCIPAL OCCUPATION(S)                OVERSEEN        HELD BY
AND AGE               PORTFOLIO         SERVED            DURING PAST 5 YEARS                    BY TRUSTEE^     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
J.V. Shields, Jr.     Chairman of       Since             Managing Director, Chairman and        5               Director/
(aged 64)             the Board and     October           Chief Executive Officer of                             Trustee of
Shields & Company,    Trustee           1999              Shields & Company; Chairman of                         BBH Fund, Inc.
140 Broadway,                                             Capital Management Associates, Inc.;                   (12)
New York, NY                                              Director of Flowers Industries, Inc.;
10005                                                     Vice Chairman and Trustee of New York
                                                          Racing Association.

Eugene P. Beard       Trustee           Since             Vice Chairman-Finance                  5               Director/
(aged 67)                               October           and Operations and CFO (May 1995 -                     Trustee of
The Interpublic Group                   1999              February 2000) and special advisor                     BBH Fund, Inc.
of Companies, Inc.,                                       (March 2000 - present) of The                          (12)
1271 Avenue of the                                        Interpublic Group of Companies.
Americas,
New York, NY
10020

David P. Feldman      Trustee           Since             Retired; Vice President and            5               Director/
(aged 62)                               October           Investment Manager of AT&T                             Trustee of
3 Tall Oaks Drive,                      1999              Investment Management                                  BBH Fund, Inc.
Warren, NJ                                                Corporation (prior to October 1997);                   (12)
07059                                                     Director of Dreyfus Mutual Funds,
                                                          Jeffrey Co. and Heitman Financial

Alan G. Lowy          Trustee           Since             Private Investor; Secretary of the     5               Director/
(aged 63)                               October           Los Angeles County Board of                            Trustee of
4111 Clear Valley                       1999              Investments (until March 1995).                        BBH Fund, Inc.
Drive,                                                                                                           (12)
Encino, CA
91436

Arthur D.             Trustee           Since             Retired; Executive Vice President      5               Director/
Miltenberger                            October           and Chief Financial Officer of                         Trustee of
(aged 63)                               1999              Richard K. Mellon and Sons                             BBH Fund, Inc.
195 Darlington                                            (until June 1998).                                     (12)
Rector Road,
Ligonier, PA
15658

                                        TERM OF                                                  NUMBER OF
                                        OFFICE*                                                  PORTFOLIOS
                      POSITION(S)       AND                                                      IN FUND         OTHER
NAME,                 HELD WITH         LENGTH                                                   COMPLEX         DIRECTORSHIPS
ADDRESS,              CORPORATION/      OF TIME           PRINCIPAL OCCUPATION(S)                OVERSEEN        HELD BY
AND AGE               PORTFOLIO         SERVED            DURING PAST 5 YEARS                    BY TRUSTEE^     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Richard L. Carpenter  Trustee           Since             Retired; Director of Investments,      5               Director/
(aged 69)                               March             Pennsylvania Public School                             Trustee of
10820 North La Quinta                   1999              Employees' Retirement System                           BBH Fund, Inc.
Drive,                                                    (until December 1997).                                 (12)
Tucson, AZ 85737


Clifford A. Clark     Trustee           Since             Retired.                               5               Director/
(aged 72)                               March                                                                    Trustee of
42 Clowes Drive,                        1999                                                                     BBH Fund, Inc.
Falmouth, MA                                                                                                     (12)
02540                                                                                            5

J. Angus Ivory        Trustee           Since             Retired; Director of Brown Brothers    5               Director/
(aged 69)                               March             Harriman Ltd. (subsidiary of Brown                     Trustee of
Greenway Farm,                          1999              Brothers Harriman & Co.) (until                        BBH Fund, Inc.
Tockenham, Swindon,                                       December 2001); Director of Old                        (12)
Wiltshire,                                                Daily Saddlery (1992 to present);
SN4 7PP England                                           Advisor, RAF Central Fund
                                                          (1992 to present).

Philip W. Coolidge    President         Since             Co-Chief Executive Officer of          N/A             N/A
(aged 50)                               March             Signature Financial Group, Inc.
21 Milk Street,                         1999              (SFG); President and Chief
5th Floor,                                                Executive Officer of Signature
Boston, MA                                                Broker-Dealer Services, Inc. (SBDS),
02109                                                     59 Wall Street Administrators, Inc.
                                                          (59 Wall Street Administrators) and
                                                          59 Wall Street Distributors, Inc.
                                                          (59 Wall Street Distributors);
                                                          President of Islamic Global Equity
                                                          Fund (since November 2000) and
                                                          all registered investment companies
                                                          in BBH Fund complex (currently 12).

Linwood C. Downs      Treasurer         Since             President and Chief Operating          N/A             N/A
(aged 40)                               March             Officer of SFG; Treasurer of SBDS,
21 Milk Street,                         1999              59 Wall Street Administrators and
5th Floor,                                                59 Wall Street Distributors;
Boston, MA                                                Treasurer of Islamic Global Equity
02109                                                     Fund (since November 2000) and all
                                                          registered investment companies in
                                                          BBH Fund complex (currently 12).

                                        TERM OF                                                  NUMBER OF
                                        OFFICE*                                                  PORTFOLIOS
                      POSITION(S)       AND                                                      IN FUND         OTHER
NAME,                 HELD WITH         LENGTH                                                   COMPLEX         DIRECTORSHIPS
ADDRESS,              CORPORATION/      OF TIME           PRINCIPAL OCCUPATION(S)                OVERSEEN        HELD BY
AND AGE               PORTFOLIO         SERVED            DURING PAST 5 YEARS                    BY TRUSTEE^     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Christine D. Dorsey   Secretary         Since             Vice President of SFG; Secretary of    N/A             N/A
(aged 31)                               February          SBDS, 59 Wall Street Administrators
21 Milk Street,                         2001              and 59 Wall Street Distributors;
5th Floor,                                                Secretary (since February 2001) and
Boston, MA                                                Assistant Secretary (December 1996-
02109                                                     February 2001) of all registered
                                                          investment companies in BBH Fund
                                                          complex (currently 12); Secretary of
                                                          Islamic Global Equity Fund (since
                                                          November 2000).

Susan Jakuboski       Assistant         Since             Assistant Treasurer, Assistant         N/A             N/A
(aged 37)             Treasurer         March             Secretary and Vice President of
21 Milk Street,       and               1999              Signature Financial Group (Cayman)
5th Floor,            Assistant                           Limited; Vice President of SFG;
Boston, MA            Secretary                           Assistant Treasurer and Assistant
02109                                                     Secretary of Signature Broker-Dealer
                                                          Services, Inc., 59 Wall Street
                                                          Administrators and 59 Wall Street
                                                          Distributors; Assistant Treasurer and
                                                          Assistant Secretary of Islamic Global
                                                          Equity Fund (since November 2000)
                                                          and all registered investment
                                                          companies in BBH Fund complex
                                                          (currently 12).

Kate T. Alen          Assistant         Since             Vice President of SFG (since February  N/A             N/A
(aged 42)             Secretary         August            2001); Assistant Secretary (since
21 Milk Street,                         2001              August 2001) of all registered
5th Floor,                                                investment companies in BBH Fund
Boston, MA                                                complex (currently 12) and Islamic
02109                                                     Global Equity Fund; Associate,
                                                          Dechert (law firm) (September 1994-
                                                          February 2001).

* Each Trustee holds office until his successor has been duly elected and qualified, or until the Trustee sooner resigns, retires or is removed from office in accordance with the Fund's Declaration of Trust. Each Officer of the Fund holds office until his or her successor has been duly elected and qualified, unless he or she sooner resigns or is removed from office in accordance with the Fund's By-Laws.

^ The Fund complex consists of the BBH U.S. Money Market Portfolio, the BBH Money Market Fund, the BBH Tax Exempt Money Fund, the BBH Tax Free Short/Intermediate Fixed Income Fund, and the BBH U.S. Treasury Money Fund.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
59 WALL STREET
NEW YORK, NEW YORK 10005

DISTRIBUTOR
59 WALL STREET DISTRIBUTORS, INC.
21 MILK STREET
BOSTON, MASSACHUSETTS 02109

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
59 WALL STREET
NEW YORK, NEW YORK 10005
(800) 625-5759


TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-625-1265
By E-mail send your request to:     bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

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